Note 15 - Financial Assets and Financial Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Total financial liabilities, including interest	$ 98,946	$ 76,758
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Non-current financial liabilities	6,006	7,109
Current financial liabilities	4,363	4,024
Other non-current liabilities [member]
Disclosure of financial liabilities [line items]
Non-current financial liabilities	71	94
Trade and other payables [member]
Disclosure of financial liabilities [line items]
Current financial liabilities	75,285	52,247
Other current liabilities [member]
Disclosure of financial liabilities [line items]
Current financial liabilities	13,222	13,285
In the first year [member]
Disclosure of financial liabilities [line items]
Total financial liabilities, including interest	92,869	69,556
In the first year [member] | Lease liabilities [member]
Disclosure of financial liabilities [line items]
Non-current financial liabilities	0	0
Current financial liabilities	4,363	4,024
In the first year [member] | Other non-current liabilities [member]
Disclosure of financial liabilities [line items]
Non-current financial liabilities	0	0
In the first year [member] | Trade and other payables [member]
Disclosure of financial liabilities [line items]
Current financial liabilities	75,285	52,247
In the first year [member] | Other current liabilities [member]
Disclosure of financial liabilities [line items]
Current financial liabilities	13,222	13,285
In the second and third years [member]
Disclosure of financial liabilities [line items]
Total financial liabilities, including interest	4,657	4,734
In the second and third years [member] | Lease liabilities [member]
Disclosure of financial liabilities [line items]
Non-current financial liabilities	4,657	4,734
Current financial liabilities	0	0
In the second and third years [member] | Other non-current liabilities [member]
Disclosure of financial liabilities [line items]
Non-current financial liabilities	0	0
In the second and third years [member] | Trade and other payables [member]
Disclosure of financial liabilities [line items]
Current financial liabilities	0	0
In the second and third years [member] | Other current liabilities [member]
Disclosure of financial liabilities [line items]
Current financial liabilities	0	0
After the third year [member]
Disclosure of financial liabilities [line items]
Total financial liabilities, including interest	1,420	2,468
After the third year [member] | Lease liabilities [member]
Disclosure of financial liabilities [line items]
Non-current financial liabilities	1,349	2,374
Current financial liabilities	0	0
After the third year [member] | Other non-current liabilities [member]
Disclosure of financial liabilities [line items]
Non-current financial liabilities	71	94
After the third year [member] | Trade and other payables [member]
Disclosure of financial liabilities [line items]
Current financial liabilities	0	0
After the third year [member] | Other current liabilities [member]
Disclosure of financial liabilities [line items]
Current financial liabilities	$ 0	$ 0